Note 15 - Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet [Table Text Block]
	Years ended December 31:
	2015	2014
Assets
Cash and cash equivalents	$2,233	$2,875
Investment in subsidiaries	96,759	91,991
Notes receivable – subsidiaries	3,881	3,782
Other assets	63	47
Total assets	$102,936	$98,695

Liabilities
Notes payable	$3,918	$3,791
Subordinated debentures	8,500	8,500
Other liabilities	48	188
Total liabilities	$12,466	$12,479

Shareholders’ Equity
Total shareholders’ equity	90,470	86,216
Total liabilities and shareholders’ equity	$102,936	$98,695

Condensed Income Statement [Table Text Block]
	Years ended December 31:
	2015	2014	2013
Income:
Interest on notes	$53	$84	$85
Other operating income	----	34	68
Dividends from subsidiaries	3,500	3,500	8,500
Gain on sale of ProAlliance Corporation	----	810	----

Expenses:
Interest on notes	53	84	86
Interest on subordinated debentures	170	165	265
Operating expenses	345	384	456
Income before income taxes and equity in undistributed earnings of subsidiaries..	2,985	3,795	7,846
Income tax benefit	167	(108)	214
Equity in undistributed earnings of subsidiaries	5,422	4,386	52
Net Income	$8,574	$8,073	$8,112

Condensed Cash Flow Statement [Table Text Block]
	Years ended December 31:
Cash flows from operating activities:	2015	2014	2013
Net Income	$8,574	$8,073	$8,112
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on sale of ProAlliance Corporation	----	(810)	----
Equity in undistributed earnings of subsidiaries	(5,422)	(4,386)	(52)
Common stock issued to ESOP	----	351	640
Change in other assets	(16)	323	(60)
Change in other liabilities	(141)	(334)	(15)
Net cash provided by operating activities	2,995	3,217	8,625

Cash flows from investing activities:
Proceeds from sale of ProAlliance Corporation	----	810	----
Investment in OVBC Captive	----	(250)	----
Change in notes receivable	(100)	(262)	(97)
Net cash provided by (used in) investing activities	(100)	298	(97)

Cash flows from financing activities:
Change in notes payable	128	262	3
Proceeds from common stock through dividend reinvestment	----	103	170
Cash dividends paid	(3,665)	(3,441)	(2,965)
Repayment of subordinated debentures	----	----	(5,000)
Net cash used in financing activities	(3,537)	(3,076)	(7,792)

Cash and cash equivalents:
Change in cash and cash equivalents	(642)	439	736
Cash and cash equivalents at beginning of year	2,875	2,436	1,700
Cash and cash equivalents at end of year	$2,233	$2,875	$2,436